Expense Example - Small Cap Growth Fund - Small Cap Growth Fund	May 25, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,203